Segmented information (Schedule of segments) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue from external customers		$ 1,690,030	$ 1,461,440
Cost of sales
Mine operating costs		905,812	846,937
Depreciation and amortization		391,657	337,615
Gross profit		392,561	276,888
Selling and administrative expenses		39,228	33,986
Exploration expenses		29,276	34,511
Other expenses (income)		38,308	32,586
Re-evaluation adjustment - environmental provision		(11,416)	(133,460)
Impairment - Arizona		0	94,956
Results from operating activities		297,165	214,309
Net interest expense on long term debt		76,202	67,663
Accretion on streaming arrangements		26,291	27,778
Change in fair value of financial instruments		14,053	942
Other net finance costs		28,789	22,111
Profit before tax		151,830	95,815
Tax expense		82,287	25,433
Profit for the year		69,543	70,382
Peru [Member]
Disclosure of operating segments [line items]
Revenue from external customers		1,040,298	828,150
Cost of sales
Mine operating costs		494,500	419,535
Depreciation and amortization		275,647	211,043
Gross profit		270,151	197,572
Selling and administrative expenses		0	0
Exploration expenses		15,215	13,359
Other expenses (income)		17,444	16,016
Re-evaluation adjustment - environmental provision		0	0
Impairment - Arizona			0
Results from operating activities		237,492	168,197
Manitoba [Member]
Disclosure of operating segments [line items]
Revenue from external customers		484,294	633,290
Cost of sales
Mine operating costs		286,401	427,402
Depreciation and amortization		104,266	126,572
Gross profit		93,627	79,316
Selling and administrative expenses		0	0
Exploration expenses		8,161	10,644
Other expenses (income)		17,985	10,981
Re-evaluation adjustment - environmental provision		(13,737)	(133,460)
Impairment - Arizona			0
Results from operating activities		81,218	191,151
British Columbia [Member]
Disclosure of operating segments [line items]
Revenue from external customers		165,438
Cost of sales
Mine operating costs		124,911
Depreciation and amortization		11,744
Gross profit		28,783
Selling and administrative expenses		0
Exploration expenses		3,432
Other expenses (income)		(54)
Re-evaluation adjustment - environmental provision		2,321
Results from operating activities		23,084
Arizona [Member]
Disclosure of operating segments [line items]
Revenue from external customers		0	0
Cost of sales
Mine operating costs		0	0
Depreciation and amortization		0	0
Gross profit		0	0
Selling and administrative expenses		0	0
Exploration expenses		0	8,657
Other expenses (income)		382	6,047
Re-evaluation adjustment - environmental provision		0	0
Impairment - Arizona	$ 94,956		94,956
Results from operating activities		(382)	(109,660)
Corporate and other activities [Member]
Disclosure of operating segments [line items]
Revenue from external customers		0	0
Cost of sales
Mine operating costs		0	0
Depreciation and amortization		0	0
Gross profit		0	0
Selling and administrative expenses		39,228	33,986
Exploration expenses		2,468	1,851
Other expenses (income)		2,551	(458)
Re-evaluation adjustment - environmental provision		0	0
Impairment - Arizona			0
Results from operating activities		$ (44,247)	$ (35,379)